Mining Rights - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended	93 Months Ended	102 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended	1 Months Ended			9 Months Ended	12 Months Ended		1 Months Ended
	Aug. 28, 2012	Oct. 31, 2012	Oct. 31, 2011	Jan. 31, 2012	Jan. 31, 2012	Oct. 31, 2012	Aug. 28, 2012 Issuance of Equity	Aug. 10, 2012 Cash Payment	Oct. 31, 2012 Surface Rights Agreement	Jan. 31, 2012 Surface Rights Agreement	Aug. 04, 2011 AuroTellurio Option Agreement	Feb. 11, 2011 AuroTellurio Option Agreement	Dec. 31, 2010 AuroTellurio Option Agreement	Oct. 31, 2012 AuroTellurio Option Agreement	Jan. 31, 2012 AuroTellurio Option Agreement	Jan. 31, 2011 AuroTellurio Option Agreement	Aug. 28, 2012 AuroTellurio Option Agreement Issuance of Equity
Finite-Lived Intangible Assets [Line Items]
Mineral Rights														$ 91,250	$ 47,500	$ 20,000
Legal and beneficial ownership interest to be acquired in the AuroTelurio Property												80.00%
Effective date									Jun. 17, 2011	Jun. 17, 2011
Exploration term									12 months	12 months				4 years	4 years
Exploration term, extended period									2 years	2 years
Exploration expense									14,400	14,400
Cash Paid in Acquisition								40,000			30,000
Stock issued in acqusition, restricted shares of common stock											250,000						250,000
Deposits made to Mexivada in connection with signing binding offer letter agreement													20,000
Cash paid for acquisition of mining rights											10,000
Number of fully executed title deeds received from Mexivada									4
Interest transferred by title deeds, % each									20.00%
First year funding requirement	750,000	750,000		750,000										750,000	750,000
Ownership interest vested on the first anniversary, %	20.00%	20.00%		20.00%			20.00%							20.00%	20.00%
Issuance of common stock for acquisition of mining rights		$ 3,750	$ 17,500	$ 17,500	$ 17,500	$ 21,250					$ 17,500